14. INCOME TAX	12 Months Ended
Dec. 31, 2025
Notes
14. INCOME TAX

14. INCOME TAX

A reconciliation of income taxes at statutory rates is as follows:

	2025	2024	2023

Net loss	$ (275,016)	$ (46,630)	$ (56,781)

Expected income tax recovery	$ (74,000)	$ (13,000)	$ (15,000)
Effect of foreign tax rate	27,000	(5,000)	(18,000)
Deductible and non-deductible items	(116,000)	-	(5,000)
Deferred tax assets on acquisition of PorMining	(1,814,000)	-	-
True up of prior year amounts	(101,000)	(1,867,000)	(235,000)
Unrecognized benefit of deferred tax assets	2,708,000	1,885,000	273,000

	$ -	$ -	$ -

The significant components of the Company’s deferred income tax assets are as follows:

	2025	2024

Deferred income tax assets
Non-capital loss carryforwards	$ 6,428,000	$ 4,357,000
Allowable capital losses	52,000	45,000
Share issue costs	15,000	15,000
	6,495,000	4,417,000
Valuation allowance	(6,495,000)	(4,417,000)

Net deferred income tax assets	$ -	$ -

The Company has available for deduction against future taxable income Canadian non-capital losses of approximately $9,177,000 in Canada (2024 - $8,836,000). These losses, if not utilized, will expire through to 2045.Tax benefits which may arise as a result of these non-capital losses have not been recognized in these consolidated financial statements and have been offset by a valuation allowance.

The following table shows the non-capital losses in Canada:

Year of Origin	Year of Expiry	Non-capital losses

2008	2028	$ 10,500
2009	2029	45,000
2010	2030	38,500
2010	2030	325,000
2011	2031	51,500
2012	2032	798,000
2013	2033	606,000
2014	2034	921,000
2015	2035	837,000
2016	2036	1,007,000
2017	2037	854,000
2018	2038	657,000
2019	2039	504,000
2020	2040	476,000
2021	2041	444,000
2022	2042	495,000
2023	2043	416,500
2024	2044	350,000
2025	2045	341,000
		$ 9,177,000